SCHEDULE PRINCIPAL PAYMENTS OF LONG TERM DEBT (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Debt Disclosure [Abstract]
2024	$ 71,744
2025	78,735
2026	64,500
2027	193,500
Total	$ 408,479